Related Party Transactions	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 7 - Related Party Transactions

The Company’s Chief Executive Officer paid personally certain expenses of the Company totaling $24,235 at December 31, 2013 which was reported as other current liabilities and was repaid in 2014. There were no related party transactions for the period ended December 31, 2014.